Dreyfus Bond Market Index Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Opportunistic Emerging Markets Debt Fund

Dreyfus Floating Rate Income Fund

Incorporated herein by reference are definitive versions of the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 26, 2014 (SEC Accession No. 0000819940-14-000089).